Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 472,317	$ 1,028,381
Accounts receivable, net	58,307	63,353
Investment tax credits receivable	281,644	300,404
Other tax credits	84,652	53,570
Prepaid expenses	24,959	12,976
Total Current Assets	1,064,610	1,458,864
Investments	116,414	788
Long term deposits
Intangible assets		4,358
Property and equipment, net	26,317	24,506
Total Assets	1,064,610	1,488,516
Current liabilities
Accounts payable	9,161	25,309
Accrued liabilities	41,518	87,143
Deferred revenue	110,969	186,034
Total current liabiliities	161,648	298,486
Deferred rent	11,035
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2016 and 2015.
Common shares, no par value, Unlimited authorized shares; 157,809,851 shares issued and outstanding as at March 31, 2016 and 143,843,889 shares as at March 31, 2015.	19,484,482	19,432,795
Additional paid-in capital	2,960,789	2,955,865
Accumulated deficit	(21,213,270)	(20,901,590)
Accumulated other comprehensive income	(340,074)	(297,040)
Total shareholders' equity	891,927	1,190,030
Total liability and equity	$ 1,064,610	$ 1,488,516